Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s revenue for the three and nine months ended September 30, 2021 and 2020, by contract type and by segment.

	Three Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	131,366	3,084	134,450	136,203	—	136,203
Voyage charters	—	9,739	9,739	—	9,982	9,982
Management fees and other income	2,388	—	2,388	2,750	—	2,750
	133,754	12,823	146,577	138,953	9,982	148,935

	Nine Months Ended September 30,
	2021			2020
	LNG Segment $	LPG Segment $	Total $	LNG Segment $	LPG Segment $	Total $
Time charters	404,792	6,890	411,682	402,509	—	402,509
Voyage charters	—	29,324	29,324	—	27,682	27,682
Management fees and other income	7,142	—	7,142	6,836	—	6,836
	411,934	36,214	448,148	409,345	27,682	437,027

The following table contains the Partnership’s revenue for the three and nine months ended September 30, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	124,312	126,678	382,615	373,566
Interest income on lease receivables	12,348	12,659	36,877	37,920
Variable lease payments - cost reimbursements(1)	1,541	1,475	4,686	3,795
	138,201	140,812	424,178	415,281
Non-lease revenue
Non-lease revenue - related to direct financing leases	5,988	5,373	16,828	14,910
Management fees and other income	2,388	2,750	7,142	6,836
	8,376	8,123	23,970	21,746
Total	146,577	148,935	448,148	437,027

(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.